Private Placement - Additional Information (Detail) - USD ($)		6 Months Ended	9 Months Ended
	Jul. 16, 2019	Sep. 30, 2019	Dec. 31, 2019
Proceeds from issuance of warrants		$ 6,350,000	$ 6,350,000
Private Placement [Member]
Warrants and rights issued	4,233,333
Warrants price	$ 1.50
Proceeds from issuance of warrants	$ 6,350,000